GOODWILL (Details Narrative) ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 27, 2019 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 27, 2019 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Purchase price	$ 214,415
Goodwill		$ 2,633	$ 2,695	$ 2,774
Impairment during the period
FAW Jilin [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 2,735				¥ 19,133